Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Summary of total investment in finance lease and the present value of the minimum lease payments to be recovered
①	The total investment in finance lease and the present value of the minimum lease payments to be recovered are as follows (Unit: Korean Won in millions):

	December 31, 2023
	Total investment in lease	Net investment in lease
Within one year	226,242	208,121
After one year but within two years	330,524	308,793
After two years but within three years	446,742	412,015
After three years but within four years	364,917	323,331
After four years but within five years	127,001	109,675
After five years	24	24

Total	1,495,450	1,361,959

	December 31, 2024
	Total investment in lease	Net investment in lease
Within one year	281,087	263,105
After one year but within two years	372,273	348,055
After two years but within three years	327,294	297,093
After three years but within four years	152,027	136,499
After four years but within five years	72,648	61,267
After five years	—	—

Total	1,205,329	1,106,019

Summary of unrealized interest income of the finance lease
②	The unrealized interest income of the finance lease is as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Total investment in lease	1,495,450	1,205,329
Net investment in lease
Present value of minimum lease payments	1,361,959	1,106,019

Unearned interest income	133,491	99,310

Summary of operating lease assets
①	The details of prepaid lease assets and operating lease assets are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Prepaid lease assets	20,538	42,996
Operating lease assets
Acquisition cost	4,199,535	5,132,477
Accumulated depreciation	(913,609)	(1,209,633)
Net carrying value	3,285,926	3,922,844

Total	3,306,464	3,965,840

Summary of changes in assets subject to operating lease
②	The details of changes in operating lease assets are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Beginning balance	2,590,457	3,285,926
Acquisition	1,336,203	1,463,419
Disposal	(202,542)	(262,184)
Depreciation	(462,394)	(587,148)
Others	24,202	22,831

Ending balance	3,285,926	3,922,844

Summary of future lease payments to be received under operating lease contracts
③	The future lease payments to be received under the lease contracts are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Within one year	748,283	895,812
After one year but within two years	681,591	763,682
After two years but within three years	517,967	515,003
After three years but within four years	286,677	312,886
After four years but within five years	121,621	102,478

Total	2,356,139	2,589,861

Summary of future lease payments for the lease contracts
1)	The future lease payments under the lease contracts are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Lease payments
Within one year	206,798	194,384
After one year but within five years	146,755	317,609
After five years	25,356	50,352

Total	378,909	562,345

Summary of cash outflows from lease
2)	Total cash outflows from lease are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024
Total cash outflows from lease	195,015	240,491

Summary of lease payments of short-term leases or leases for low-value assets
3)
Details of lease payments that are not included in the measurement of lease liabilities due to the fact that they are short-term leases or leases for which the underlying asset is low value are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024
Lease payments for short-term leases	936	273
Lease payments for which the underlying asset is of low value	1,369	1,448

Total	2,305	1,721